RESTRUCTURING COSTS	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
RESTRUCTURING COSTS	RESTRUCTURING COSTS
During the last quarter of 2023 and during the nine months ended September 30, 2024, the Company implemented restructuring initiatives, which included workforce reductions aimed at rationalizing the Company’s cost structure and improving its ability to reach its profitability objectives.
The following table summarizes the workforce reduction activities related to restructuring:

	September 30, 2024	December 31, 2023
	$	$
Liability beginning of period	711,622	—
Expenses	2,163,269	1,426,487
Payments	(2,581,409)	(714,865)
Liability end of period	293,482	711,622